Other Current Assets and Other Assets (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Other Current Assets And Other Assets 1	$ 11,000
Other Current Assets And Other Assets 2	3,500
Other Current Assets And Other Assets 3	7,500
Other Current Assets And Other Assets 4	3,500
Other Current Assets And Other Assets 5	9,644
Other Current Assets And Other Assets 6	9,644
Other Current Assets And Other Assets 7	$ 0